Derivative Instruments - Offsetting of Derivative Liabilities (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Offsetting of Derivative Liabilities
Gross Amount of Recognized Liabilities	$ 4,581,389	$ 7,046,098
Gross Amounts Offset in the Consolidated Statement of Financial Condition	(4,581,389)	(7,046,098)
Futures Contracts
Offsetting of Derivative Liabilities
Gross Amount of Recognized Liabilities	2,886,203	6,123,114
Gross Amounts Offset in the Consolidated Statement of Financial Condition	(2,886,203)	(6,123,114)
Forward Contracts
Offsetting of Derivative Liabilities
Gross Amount of Recognized Liabilities	555,922	922,984
Gross Amounts Offset in the Consolidated Statement of Financial Condition	(555,922)	$ (922,984)
Swap Contracts
Offsetting of Derivative Liabilities
Gross Amount of Recognized Liabilities	1,139,264
Gross Amounts Offset in the Consolidated Statement of Financial Condition	$ (1,139,264)